The following tables reflect the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts) (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Net income (loss)	$ 199,685	$ 2,525,557	$ 208,852	$ 4,197,211
Accretion of temporary equity to redemption value	(160,482)	(230,598)	(301,805)	(302,089)	$ 25,042,451	$ 2,177,762
Gain on waiver of deferred underwriting commissions by underwriter	6,014,585		6,014,585
Net income (loss) including accretion of temporary equity to redemption value and gain on waiver of deferred underwriting commissions by underwriter	6,053,788	2,294,959	5,921,632	3,895,122
Net income (loss) including accretion of temporary equity to redemption value and gain on waiver of deferred underwriting commissions by underwriter					(17,926,310)	5,534,845
Common Class A [Member]
Net income (loss)	(4,496,200)	2,066,565	(4,384,521)	3,418,187	12,962,778	6,580,312
Accretion of temporary equity to redemption value	160,482	230,598	301,805	302,089	25,042,451	2,177,762
Gain on waiver of deferred underwriting commissions by underwriter	(6,014,585)		(6,014,585)
Net income (loss) including accretion of temporary equity to redemption value and gain on waiver of deferred underwriting commissions by underwriter	$ 1,357,903	$ 1,835,967	$ 1,328,259	$ 3,116,098	$ (12,079,673)	$ 4,402,550
Weighted average shares outstanding	1,304,259	18,041,500	1,304,259	18,041,500	9,072,195	17,537,090
Basic and diluted net income (loss) per common share (in dollars per share)	$ (3.45)	$ 0.11	$ (3.36)	$ 0.19	$ 1.43	$ 0.38
Common Class B [Member]
Net income (loss)	$ 4,695,885	$ 458,992	$ 4,593,373	$ 779,024	$ (5,846,637)	$ 1,132,295
Accretion of temporary equity to redemption value
Net income (loss) including accretion of temporary equity to redemption value and gain on waiver of deferred underwriting commissions by underwriter	$ 4,695,885	$ 458,992	$ 4,593,373	$ 779,024	$ (5,846,637)	$ 1,132,295
Weighted average shares outstanding	4,510,375	4,510,375	4,510,375	4,510,375	4,391,000 [1]	4,510,375 [1]
Basic and diluted net income (loss) per common share (in dollars per share)	$ 1.04	$ 0.1	$ 1.02	$ 0.17	$ (1.33)	$ 0.25

[1]	For the period from March 1, 2021 (inception) through December 30, 2021 excludes 656,250 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter partially exercised its over-allotment option on August 20, 2021 and forfeited the remainder of the option; thus, 520,875 Founder Shares were forfeited by the Sponsor.